Gabelli Capital Asset Fund
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares
Market
Value
Common Stocks — 100.0%
Aerospace and Defense — 4.7%
1,500
Allient Inc. $ 28,485
9,700
HEICO Corp. 2,536,356
2,200
Honeywell International Inc. 454,762
3,019,603
Agriculture — 0.2%
2,500
Archer-Daniels-Midland Co. 149,350
Automobiles and Components — 1.2%
8,000
Dana Inc. 84,480
4,507
Garrett Motion Inc.† 36,867
1,800
Genuine Parts Co. 251,424
40,000
Iveco Group NV 401,536
774,307
Broadcasting — 0.6%
920
Sirius XM Holdings Inc. 21,748
21,000
TEGNA Inc. 331,380
353,128
Building and Construction — 2.3%
5,800
Griffon Corp. 406,000
6,700
Herc Holdings Inc. 1,068,181
1,474,181
Commercial and Professional Services — 0.5%
3,300
Rollins Inc. 166,914
800
Waste Management Inc. 166,080
332,994
Consumer Durables — 4.8%
1,000
Cavco Industries Inc.† 428,240
6,700
Champion Homes Inc.† 635,495
20,500
Sony Group Corp., ADR 1,979,685
3,043,420
Consumer Services — 0.7%
3,500
Boyd Gaming Corp. 226,275
10,500
Canterbury Park Holding Corp. 202,650
428,925
Consumer Staples — 8.5%
24,500
Brown-Forman Corp., Cl. A 1,177,960
6,000
Campbell Soup Co. 293,520
33,000
Danone SA, ADR 481,800
12,800
Diageo plc, ADR 1,796,352
12,200 Fomento Economico Mexicano S.A.B. de
C.V., ADR 1,204,262
5,400
National Beverage Corp. 253,476
2,500
The Coca-Cola Co. 179,650
1,648
Tootsie Roll Industries Inc. 51,039
5,438,059
Diversified Industrial — 6.8%
9,500
Crane Co. 1,503,660
600
Enpro Inc. 97,308
13,300
ITT Inc. 1,988,483
Shares
Market
Value
24,500
L.B. Foster Co., Cl. A† $ 500,535
2,500
Textron Inc. 221,450
4,311,436
Electrical Equipment — 5.0%
10,400
AMETEK Inc. 1,785,784
12,500
Franklin Electric Co. Inc. 1,310,250
300
Rockwell Automation Inc. 80,538
3,176,572
Energy — 2.5%
1,700
Chevron Corp. 250,359
4,000
ConocoPhillips 421,120
4,400
Devon Energy Corp. 172,128
2,000
Exxon Mobil Corp. 234,440
24,000
Innovex International Inc.† 352,320
30,000
RPC Inc. 190,800
1,621,167
Entertainment — 6.3%
10,000
Atlanta Braves Holdings Inc., Cl. A† 421,500
4,100
Atlanta Braves Holdings Inc., Cl. C† 163,180
64
Liberty Media Corp.-Liberty Live, Cl. A† 3,169
338
Liberty Media Corp.-Liberty Live, Cl. C† 17,350
12,144 Madison Square Garden Entertainment
Corp.† 516,484
42,500
Ollamani SAB† 80,208
99,500
Paramount Global, Cl. A 2,175,070
2,500
The Walt Disney Co. 240,475
17,000
Vivendi SE 196,426
26,000
Warner Bros Discovery Inc.† 214,500
4,028,362
Financials — 13.1%
4,200
American Express Co. 1,139,040
1,000
Bank of America Corp. 39,680
3,000
JPMorgan Chase & Co., CDI 632,580
600
Marsh & McLennan Companies Inc. 133,854
9,900
Morgan Stanley 1,031,976
2,000
PROG Holdings Inc. 96,980
6,000
Ryman Hospitality Properties Inc., REIT 643,440
12,500
State Street Corp. 1,105,875
35,500
The Bank of New York Mellon Corp. 2,551,030
17,000
Wells Fargo & Co. 960,330
8,334,785
Health Care — 1.5%
11,000
Henry Schein Inc.† 801,900
1,000
Patterson Cos. Inc. 21,840
4,000
Perrigo Co. plc 104,920
928,660
Information Technology — 6.5%
14,200
Corning Inc. 641,130
28,500
CTS Corp. 1,378,830
8,000
EchoStar Corp., Cl. A† 198,560
9,500
Texas Instruments Inc. 1,962,415
4,180,935

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery — 7.9%
119,000
CNH Industrial NV $ 1,320,900
1,500
Deere & Co. 625,995
13,500
Flowserve Corp. 697,815
13,500
Graco Inc. 1,181,385
2,200
IDEX Corp. 471,900
7,200
The Eastern Co. 233,640
700
Watts Water Technologies Inc., Cl. A 145,033
2,800
Xylem Inc. 378,084
5,054,752
Materials — 7.5%
45,000
Ampco-Pittsburgh Corp.† 90,000
35,200
Freeport-McMoRan Inc. 1,757,184
1,000
International Flavors & Fragrances Inc. 104,930
66,000
Myers Industries Inc. 912,120
36,000
Newmont Corp. 1,924,200
400
Sensient Technologies Corp. 32,088
4,820,522
Media — 7.4%
2,500
AMC Networks Inc., Cl. A† 21,725
10,000
Cogeco Inc. 442,308
7,500
Fox Corp., Cl. A 317,475
180,000
Grupo Televisa SAB, ADR 460,800
1,500
Liberty Broadband Corp., Cl. A† 115,230
1,800
Liberty Broadband Corp., Cl. C† 139,122
20,000
Liberty Latin America Ltd., Cl. A† 191,600
269
Liberty Latin America Ltd., Cl. C† 2,553
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. A† 107,295
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. C† 116,145
7,000
Madison Square Garden Sports Corp.† 1,457,820
55,000
Sinclair Inc. 841,500
11,800
Sphere Entertainment Co.† 521,324
4,734,897
Publishing — 0.1%
24,000
The E.W. Scripps Co., Cl. A† 53,880
Retailing — 1.6%
3,000
Advance Auto Parts Inc. 116,970
7,500
CVS Health Corp. 471,600
2,000
Ingles Markets Inc., Cl. A 149,200
22,900
Sally Beauty Holdings Inc.† 310,753
1,048,523
Specialty Chemicals — 0.2%
1,000
Rogers Corp.† 113,010
Telecommunication Services — 5.5%
9,000
Liberty Global Ltd., Cl. A† 189,990
12,000
Liberty Global Ltd., Cl. C† 259,320
9,500
Millicom International Cellular SA, SDR† 257,989
8,500
Rogers Communications Inc., Cl. B 341,785
39,500
Telephone and Data Systems Inc. 918,375
Shares
Market
Value
28,000
United States Cellular Corp.† $ 1,530,200
1,500
Vodafone Group plc, ADR 15,030
3,512,689
Transportation — 2.3%
11,100
GATX Corp. 1,470,195
Utilities — 2.3%
24,000 Algonquin Power & Utilities Corp., New
York 130,800
22,200
National Fuel Gas Co. 1,345,542
1,476,342
Total Common Stocks 63,880,694
Closed-End Funds — 0.0%
7,500
Altaba Inc., Escrow†
10,687
Warrants — 0.0%
Materials — 0.0%
6,000 Ampco-Pittsburgh Corp., expire
08/01/25† 615
TOTAL INVESTMENTS — 100.0%
(Cost $26,272,684) $ 63,891,996
† Non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt